Note 5 - Real Estate Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Real Estate Disclosure [Text Block]
5.	Real estate assets held for sale

From time to time, the Company's Investment Management segment purchases real estate assets for placement into a fund. This typically occurs in the early stages of fundraising where temporary liquidity is needed to fund investment opportunities that arise prior to the availability of fund capital. The purchased assets are recorded as real estate assets held for sale prior to the ultimate sale to the identified fund. The assets are typically held for a short period of time not
expected to exceed
twelve
months. The transactions are
not
intended as an alternative source of operating earnings and the arrangements to sell the assets to a fund are generally structured not
to generate any gain or loss. The purchases are accounted for by the acquisition method of accounting for asset purchases that do not
constitute the acquisition of a business.

In
December 2019,
the Company acquired a controlling interest in a portfolio of land and buildings located in the United Kingdom and associated liabilities (“Asset A”) from an unrelated party. In
May 2020,
the Company sold Asset A to a fund, without gain or loss.

In
July 2020,
the Company acquired a controlling interest in an undeveloped parcel of land located in the United Kingdom and associated liabilities (“Asset B”) from an unrelated party. In
December 2020,
the Company sold Asset B to a fund, without gain or loss.

In
November 2020,
the Company acquired a controlling interest in an undeveloped parcel of land located in the United States and associated liabilities (“Asset C”) from an unrelated party. In
December 2020,
the Company sold Asset C to a fund, without gain or loss.

Each of these transactions are related to newly established closed-end funds which are managed by the Company and as is customary for closed-end funds, the Company has a limited partner equity interest of between
1%
and
2%.

During the year ended
December 31, 2020,
the real estate assets generated
$2,396
of net earnings (
2019
-
$195
) which was included in the Company's consolidated net earnings.